Prepaid Expenses And Other Current Assets (Prepaid Expenses And Other Current Assets) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid rent	$ 23,646	$ 11,659
Advances to suppliers	12,157	6,952
Interest receivable	5,321	5,980
Receivable from the settlement bank for the proceeds of exercise of options	3,852	155
Prepaid advertising fees	3,318	1,314
Staff advances	3,082	2,888
Rental deposit	1,184	1,408
Value added taxes recoverable	1,139	1,076
Prepaid property taxes and other taxes	686	194
Receivable from disposal of Mingshitang	314	310
Refundable deposit for school construction	179	154
Others	5,668	1,158
Prepaid expenses and other current assets	$ 60,546	$ 33,248